9. RECEIVABLES (Details 1) (USD $)	Jun. 30, 2014
Receivables [Abstract]
Remainder of 2014	$ 92,955
2015	148,205
2016	110,536
2017	112,753
2018	115,008
2019	117,308
Thereafter	246,202
Total scheduled rental receipts	$ 942,967